GOING CONCERN (Details Narrative) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
GOING CONCERN
Working capital deficit	$ (110,772)	$ (95,801)
Accumulated deficit	$ (129,127)	$ (114,156)	$ (73,037)